UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA          February 12, 2013
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    [Signature]                       [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 38
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FORM 13F INFORMATION TABLE VALUE TOTAL:          1,089,605
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

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
                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ADT Corporation                   COM               00101J106   41,841    900,000   SH         SOLE               SOLE
Aeropostale                       COM               007865108    7,871    605,000   SH         SOLE               SOLE
Agrium Inc.                       COM               008916108    4,994     50,000   SH         SOLE               SOLE
American International Group,
  Inc.                            COM               026874784   56,480  1,600,000   SH         SOLE               SOLE
Augusta Resource Corp             COM               050912203    8,187  3,345,500   SH         SOLE               SOLE
Avis Budget Group, Inc.           COM               053774105    9,910    500,000   SH         SOLE               SOLE
BHP Billiton PLC                  COM               05545e959   78,420  1,000,000   SH   PUT   SOLE               SOLE
Caesars Entertainment Corp        COM               127686103    2,994    432,600   SH         SOLE               SOLE
Chemtura Corp                     COM               163893209   49,961  2,350,000   SH         SOLE               SOLE
Cincinnati Bell Inc.              COM               171871106   28,052  5,119,000   SH         SOLE               SOLE
Dana Holding Corporation          COM               235825205   10,147    650,000   SH         SOLE               SOLE
Delphi Automotive PLC             COM               G27823106   15,300    400,000   SH         SOLE               SOLE
Dish Network Corp                 COM CL A          25470M109   36,400  1,000,000   SH         SOLE               SOLE
Fifth & Pacific Companies Inc.    COM               316645100   61,260  4,920,500   SH         SOLE               SOLE
Ford Motor Company                COM               345370860   12,950  1,000,000   SH         SOLE               SOLE
Ford Motor Company                COM               345370860   25,900  2,000,000   SH   CALL  SOLE               SOLE
Globecomm Systems Inc.            COM               37956x103   16,950  1,500,000   SH         SOLE               SOLE
Google Inc.                       COM CL A          38259P508   56,590     80,000   SH         SOLE               SOLE
Graphic Packaging Holdings
  Company                         COM               388689101    6,460  1,000,000   SH         SOLE               SOLE
Greenlight Capital RE Ltd         COM CL A          G4095J109    2,308    100,000   SH         SOLE               SOLE
Harbinger Group, Inc.             COM               41146A106    3,076    400,000   SH         SOLE               SOLE
Harvest Natural Resources, Inc.   COM               41754V103    9,070  1,000,000   SH         SOLE               SOLE
Hertz Global Holdings Inc.        COM               42805T105   40,865  2,511,700   SH         SOLE               SOLE
Information Services Group Inc.   COM               45675Y104    1,362  1,184,279   SH         SOLE               SOLE
Jones Group Inc.                  COM               48020T101   24,354  2,202,000   SH         SOLE               SOLE
Lowes Cos Inc.                    COM               548661107   28,416    800,000   SH         SOLE               SOLE
Market Vectors ETF TR             Gold Miner ETF    57060U100    1,290     27,800   SH         SOLE               SOLE
Mohawk Inducstries Inc.           COM               608190104      326      3,600   SH         SOLE               SOLE
Newell Rubbermaid Inc.            COM               651229106   38,973  1,750,000   SH         SOLE               SOLE
Nokia Corporation                 COM               654902204    3,992  1,010,600   SH   PUT   SOLE               SOLE
Oaktree Capital Group LLC         UNIT              674001201   45,981  1,010,800   SH         SOLE               SOLE
Penney J C Inc                    COM               708160956   18,019    914,200   SH   PUT   SOLE               SOLE
Plains Exploration & Production
  Company                         COM               726505100   18,776    400,000   SH         SOLE               SOLE
Priceline Company Inc             COM               741503403   43,427     70,000   SH         SOLE               SOLE
SPDR S&P 500 ETF Trust            TR UNIT           78462F103  213,615  1,500,000   SH   PUT   SOLE               SOLE
TRW Automotive Holdings
  Corporation                     COM               87264S106   16,083    300,000   SH         SOLE               SOLE
UnitedHealth Group Inc.           COM               91324P102   27,120    500,000   SH         SOLE               SOLE
Williams Sonoma Inc.              COM               969904101   21,885    500,000   SH         SOLE               SOLE
                                                          ------------
                             TOTAL                           1,089,605
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